Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Risk Management [abstract]
Summary of Exposure to Various Currencies Denominated in Foreign Currency
The tables below summarize Eldorado’s exposure to the various currencies denominated in the foreign currency at December 31, 2021 and 2020, as listed below. The tables do not include amounts denominated in U.S. dollars.

	December 31, 2021

	Canadian dollar	Euro	Turkish lira
	$	€	TRY

Cash and cash equivalents	9,842	13,905	5,843
Investments in marketable securities	67,439	—	—
Accounts receivable and other	14,842	10,780	18,925
Accounts payable and accrued liabilities	(78,497)	(52,667)	(680,076)
Other non-current liabilities	—	(4,843)	(44,007)
Net balance	13,626	(32,825)	(699,315)

Equivalent in U.S. dollars	$10,923	$(37,221)	$(52,581)

Other foreign currency exposure is equivalent to $692 U.S. dollars.
25. Financial risk management (continued)

	December 31, 2020

	Canadian dollar	Euro	Turkish lira
	$	€	TRY

Cash and cash equivalents	10,438	7,186	3,675
Marketable securities	252	—	—
Accounts receivable and other	13,154	36,982	52,354
Accounts payable and accrued liabilities	(66,387)	(41,299)	(418,674)
Other non-current liabilities	(72)	(14,219)	(31,043)
Net balance	(42,615)	(11,350)	(393,688)

Equivalent in U.S. dollars	$(33,488)	$(13,909)	$(53,632)

Other foreign currency exposure is equivalent to $6,420 U.S. dollars.